Insurance technical provisions and pension plans (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the insurance and pension technical provisions
Receipt of premiums net of fees	R$ 70,237,723	R$ 65,333,387	R$ 59,104,979
Payment of benefits	192,043	147,842
Insurance – Life with Survival Coverage (VGBL)
Changes in the insurance and pension technical provisions
At the beginning of the year	138,670,739	106,248,597
Receipt of premiums net of fees	28,577,437	35,824,651
Payment of benefits	(28,758)	(47,379)
Payment of redemptions	(18,985,242)	(16,674,828)
Adjustment for inflation and interest	13,468,401	14,660,738
Others	(2,956,372)	(1,341,040)
At the end of the year	R$ 158,746,205	R$ 138,670,739